Schedule of investments
Delaware Ivy Value Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.97%
Communication Services — 6.05%
Comcast Class A	54,929	$ 2,408,637
Verizon Communications	413,439	15,586,650
Walt Disney	147,608	13,327,526
		31,322,813
Consumer Discretionary — 6.12%
Lowe's	69,467	15,459,881
TJX	172,745	16,205,208
		31,665,089
Consumer Staples — 11.58%
Archer-Daniels-Midland	216,400	15,628,408
Conagra Brands	425,078	12,182,736
Dollar General	117,319	15,949,518
Dollar Tree †	113,885	16,177,364
		59,938,026
Energy — 3.04%
ConocoPhillips	135,591	15,738,048
		15,738,048
Financials — 17.10%
Allstate	114,303	16,000,134
American International Group	238,940	16,188,185
Fidelity National Information Services	228,103	13,702,147
Travelers	73,089	13,922,724
Truist Financial	362,333	13,377,334
US Bancorp	353,592	15,303,462
		88,493,986
Healthcare — 18.28%
Baxter International	373,759	14,449,523
Cigna Group	52,777	15,804,073
CVS Health	204,881	16,177,404
Hologic †	217,870	15,566,811
Johnson & Johnson	104,672	16,406,289
Merck & Co.	148,636	16,204,297
		94,608,397
Industrials — 12.32%
Dover	102,610	15,782,444
Honeywell International	75,080	15,745,027
Northrop Grumman	34,100	15,963,574
RTX	193,200	16,255,848
		63,746,893
Information Technology — 15.11%
Cisco Systems	304,419	15,379,248
Cognizant Technology Solutions Class A	205,173	15,496,717
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	50,746	$ 15,888,065
Oracle	143,477	15,126,780
Teledyne Technologies †	36,557	16,315,023
		78,205,833
Materials — 3.14%
DuPont de Nemours	211,640	16,281,465
		16,281,465
Real Estate — 3.06%
Equity Residential	259,396	15,864,659
		15,864,659
Utilities — 3.17%
Duke Energy	169,200	16,419,168
		16,419,168
Total Common Stocks (cost $490,726,048)		512,284,377

Short-Term Investments — 0.17%
Money Market Mutual Funds — 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	219,227	219,227
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	219,226	219,226
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	219,227	219,227
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	219,227	219,227
Total Short-Term Investments (cost $876,907)		876,907

Total Value of Securities—99.14% (cost $491,602,955)		513,161,284
Receivables and Other Assets Net of Liabilities—0.86%		4,448,081
Net Assets Applicable to 31,179,826 Shares Outstanding—100.00%		$517,609,365
†	Non-income producing security.
NQ- IV066 [1223] 0224 (3376007)    1